ibbotson ETF| allocation series

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

Ibbotson Conservative ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

SUPPLEMENT DATED OCTOBER 2, 2007
TO THE PROSPECTUS

DATED APRIL 6, 2007

This supplement is to be used with the prospectus dated April 6, 2007.  This supplement together with the prospectus constitutes a current prospectus.

 The following information replaces the information found in the “The Portfolios” section in the second sentence of the first paragraph on page 1.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies.

The following information replaces the information found in the “The Portfolios” section in the fourth sentence of the first paragraph on page 1.

Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts.

The following information replaces the information found in the “The Portfolios” section in the third sentence of the third paragraph on page 1.

You also should read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase.

The following information replaces the information found in the “The Portfolios” section in the fourth sentence of the third paragraph on page 1.

That prospectus contains information about the contract, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

The following information replaces the information found in the “Management of the Portfolios” section in the second sentence of the first paragraph on page 27.

Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts or life insurance policies (“Contracts”) issued by Insurers.

The following information replaces the information found in the “Management of the Portfolios” section in the entire third paragraph on page 27.

The Trust has received exemptive relief with the Securities and Exchange Commission to sell Portfolio shares to, among others, separate accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated life insurance companies and unaffiliated life insurance companies, and trustees of qualified group pension and group retirement plans outside of the separate account context.